Fees Summary	Oct. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 362,250,000
Previously Paid Amount	31,515.75
Total Fee Amount	31,515.75
Total Offset Amount	(0)
Net Fee	$ 0.00
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A